CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Warrants [Member]	Capital reserve [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2021	$ 21,066	$ 339,346	$ 975	$ 13,157	$ (1,416)	$ (305,041)	$ 68,087
CHANGES IN
Issuance of share capital and warrants, net	6,029	(1,007)	433	0	0	0	5,455
Employee stock options exercised	5	14	0	(14)	0	0	5
Employee stock options expired	0	623	0	(623)	0	0	0
Share-based compensation	0	0	0	2,245	0	0	2,245
Comprehensive loss for the year	0	0	0		0	(24,951)	(24,951)
BALANCE at Dec. 31, 2022	27,100	338,976	1,408	14,765	(1,416)	(329,992)	50,841
CHANGES IN
Issuance of share capital, net	3,242	10,847	0	0	0	0	14,089
Warrants exercised	1,000	5,559	0	0	0	0	6,559
Employee stock options exercised	13	45	0	(31)	0	0	27
Employee stock options expired	0	55	0	(55)	0	0	0
Share-based compensation	0	0	0	2,321	0	0	2,321
Comprehensive loss for the year	0	0	0	0	0	(60,614)	(60,614)
BALANCE at Dec. 31, 2023	31,355	355,482	1,408	17,000	(1,416)	(390,606)	13,223
CHANGES IN
Issuance of share capital and warrants, net	4,712	(3,060)	6,650	0	0	0	8,302
Pre-funded warrants exercised	2,009	682	(2,691)	0	0	0	0
Employee stock options exercised	21	50	0	(49)	0	0	22
Employee stock options expired	0	539	0	(539)	0	0	0
Share-based compensation	0	0	0	1,135	0	0	1,135
Comprehensive loss for the year	0	0	0	0	0	(9,221)	(9,221)
BALANCE at Dec. 31, 2024	$ 38,097	$ 353,693	$ 5,367	$ 17,547	$ (1,416)	$ (399,827)	$ 13,461